Trade and other receivables - Summary of Aging of Group's Net Trade Receivables (Details) - Financial Assets Past Due but Not Impaired - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 540	€ 602
Current
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	388	411
Overdue 1 – 30 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	73	92
Overdue 31 – 60 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	36	53
Overdue 60 – 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	23	26
Overdue more than 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 20	€ 20